Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepaid Expense And Other Assets [Abstract]
Prepaid expenses	$ 35,997	217,918	143,180
Advances to suppliers	89,137	539,608	107,024
Tax prepayments	44,044	266,630	727
Receivables from online payment agencies and others	133,985	811,109	129,476
Other assets, current	$ 303,163	1,835,265	380,407